Goodwill and Intangible Assets - Summary of identifiable intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 60,781	$ 60,781	$ 55,070
Accumulated amortization	23,270	20,190	16,268
Intangibles, net	37,511	40,591	38,802
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,630	32,630	32,630
Accumulated amortization	15,047	13,415	11,239
Intangibles, net	17,583	19,215	21,391
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,940	21,940	21,940
Accumulated amortization	7,313	6,216	4,754
Intangibles, net	14,627	15,724	17,186
Acquired licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,711	5,711
Accumulated amortization	460	184
Intangibles, net	5,251	5,527
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	500	500	500
Accumulated amortization	450	375	275
Intangibles, net	$ 50	$ 125	$ 225